Leases - Rollforward of lease liabilities (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease without purchase option: Aircraft and engines [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average payment terms of lease liabilities in years		8 years 1 month 6 days
Weighted average rate		16.30%
Lease without purchase option: Others [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average payment terms of lease liabilities in years		4 years 7 months 6 days
Weighted average rate		10.30%
Lease with purchase option: Aircraft and engines [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average payment terms of lease liabilities in years		5 years
Weighted average rate		13.80%
Lease liabilities [member] | Lease without purchase option: Aircraft and engines [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average payment terms of lease liabilities in years	8 years
Weighted average rate	16.20%
Balances at the beginning of the period	R$ 11,567,882	R$ 13,585,810
Modifications	237,065	1,090,251
Additions	2,605,615	1,086,943
Interest on lease	(1,890,622)	(2,209,708)
Increase (decrease) through other changes, liabilities arising from financing activities	(17,942)	(103,107)
Transfers	(226,490)	(2,544,154)
Decrease through payments, liabilities arising from financing activities	2,955,177	2,834,794
Foreign currency exchange	3,256,343	922,775
Lease liabilities	16,357,918	11,567,882
Decrease through payments, liabilities arising from financing activities	R$ (2,955,177)	(2,834,794)
Lease liabilities [member] | Lease without purchase option: Others [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average payment terms of lease liabilities in years	4 years 9 months 18 days
Weighted average rate	11.50%
Balances at the beginning of the period	R$ 237,254	185,527
Modifications	2,544	76,266
Additions	64,138	21,763
Interest on lease	(24,350)	(19,194)
Increase (decrease) through other changes, liabilities arising from financing activities	(12,916)	0
Transfers	0	0
Decrease through payments, liabilities arising from financing activities	83,264	55,934
Foreign currency exchange	37,780	9,562
Lease liabilities	269,886	237,254
Decrease through payments, liabilities arising from financing activities	R$ (83,264)	(55,934)
Lease liabilities [member] | Lease with purchase option: Aircraft and engines [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Average payment terms of lease liabilities in years	4 years
Weighted average rate	14.50%
Balances at the beginning of the period	R$ 650,691	811,496
Modifications	(8,150)	70,806
Additions	0	0
Interest on lease	(89,187)	(99,766)
Increase (decrease) through other changes, liabilities arising from financing activities	0	0
Transfers	0	(90,815)
Decrease through payments, liabilities arising from financing activities	188,206	192,819
Foreign currency exchange	167,372	47,743
Lease liabilities	710,894	650,691
Decrease through payments, liabilities arising from financing activities	R$ (188,206)	R$ (192,819)